Lease liabilities and similar (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Borrowing interest rate	5.00%
Gain or loss from sale and lease back transactions			£ 319,937
Cash outflow for leases	122,469	415,273	184,401
[custom:InterestExpenseOnLease]	£ 254,653	290,208	£ 87,468
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Borrowing interest rate	8.60%
Gain or loss from sale and lease back transactions	£ 279,142	£ 483,905